Nationwide NYSE Arca Tech 100 Index Fund Investment Objectives and Goals - Nationwide NYSE Arca Tech 100 Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide NYSE Arca Tech 100 Index Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide NYSE Arca Tech 100 Index Fund seeks to track the total return of the NYSE Arca Tech 100SM Index (“NYSE Arca Tech 100 Index”) before deducting for Fund expenses.